Capital, Reserves and Dividends - Summary of Dividends (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017 ¥ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 ¥ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 ¥ / shares	Dec. 31, 2015 $ / shares
Statement of changes in equity [abstract]
Dividend declared and paid, per share | (per share)	¥ 1.409	$ 1.623	¥ 1.273	$ 1.489	¥ 1.203	$ 1.525
Dividend proposed per share, per share | (per share)	1.322	1.582	1.112	1.243	1.002	1.196
Special dividend declared and paid per share | (per share)	2.777	3.200	0.000	0.000	0.000	0.000
Dividend approved and paid of the previous financial year, per share | (per share)	¥ 1.112	$ 1.243	¥ 1.002	$ 1.196	¥ 1.089	$ 1.380